Income taxes, Recognized Profit or loss (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes [Abstract]
Current tax expense	$ 0	$ 0
Deferred tax (recovery) expense	5,620,296	(15,048,707)
Total income tax expense (recovery)	$ 5,620,296	$ (15,048,707)